Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 871,626		$ 1,085,287
Administration Fee	90,704		130,010
Operating Expenses and Administration Fee, Total	962,330		1,215,297
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	333,749		450,436
Administration Fee	90,704		130,010
Operating Expenses and Administration Fee, Total	424,453		580,446
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	388,707		502,043
Administration Fee
Operating Expenses and Administration Fee, Total	388,707		502,043
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	58,314		52,085
Administration Fee
Operating Expenses and Administration Fee, Total	58,314		52,085
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	90,856	[1]	80,723
Administration Fee		[1]
Operating Expenses and Administration Fee, Total	90,856	[1]	80,723
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	(123,162)	[2]	(52,085)	[2]
Administration Fee		[2]
Operating Expenses and Administration Fee, Total	$ (123,162)	[2]	$ (52,085)	[2]

[1]	For the period from January 1, 2014, through September 30, 2014.
[2]	by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)